LEASES	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
LEASES
LEASES

NOTE 5 -             LEASES

	June 30, 2022	June 30, 2021
Operating leases:
Operating lease right of use assets	$—	$50,935
Current operating lease liabilities	—	55,022
Total operating lease liabilities	$—	$55,022

Lease commitments:

The Company’s Jinshang Leasing, and Zhongrui Xuikai, entered into operating lease agreements with landlords to lease office space in Beijing.

The following table sets forth our contractual obligations as of June 30, 2022:

For the year ended June 30,	Operating lease
2022	$44,103
2023	6,333
Total	$50,436

NOTE 5 -             LEASES

	June 30, 2021	June 30, 2020
Operating leases:
Operating lease right of use assets	50,935	63,356
Current operating lease liabilities	55,022	47,904
Non-current operating lease liabilities	—	7,103
Total operating lease liabilities	$55,022	$55,007

Maturities of lease liabilities were as follows:

For the year ended June 30,	Operating lease
2022	$55,551
Total	$55,551
Less: amount representing interest	$529
Present value of future minimum lease payments	$55,022
Less: Current obligations	$55,022
Long-term obligations	$—

Operating lease expense for the years ended June 30, 2021 and 2020 was $96,184 and $95,545, respectively The remaining lease term is six months as to the year ended June 30, 2021.And the discount rate was 4.75%.

NOTE 6 -             LEASES

	June 30, 2020	June 30, 2019
Operating leases:
Operating lease right of use assets	63,356	163,041
Current operating lease liabilities	47,904	57,990
Non-current operating lease liabilities	7,103	194,089
Total operating lease liabilities	$55,007	$252,079

Maturities of lease liabilities were as follows:

For the year ended June 30,	Operating lease
2021	$61,304
Total	$61,304
Less: amount representing interest	$6,297
Present value of future minimum lease payments	$55,007
Less: Current obligations	$47,904
Long-term obligations	$7,103

Operating lease expense for the years ended June 30, 2020 and 2019 was $95,545 and $102,859, respectively The remaining lease term is eight months as to the year ended June 30, 2020. Discount rate was 5.46%.